LEASE (Schedule of future lease payments) (Details) - Dec. 31, 2020 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
2021	¥ 25,620	$ 3,926
2022	27,657	4,239
2023	25,518	3,911
2024	22,708	3,480
2025	23,115	3,543
Thereafter	235,590	36,106
Total future lease payments	360,208	55,205
Less: Imputed interest	123,069	18,861
Total lease liability balance	¥ 237,139	$ 36,344